Document and Entity Information	6 Months Ended
	Jun. 30, 2011	Aug. 03, 2011
Document Information [Line Items]
Entity Registrant Name	PAID INC
Entity Central Index Key	0001017655
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Document Type	10-Q
Document Period End Date	Jun. 30, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q2
Amendment Flag	false
Entity Common Stock, Shares Outstanding		291,404,461